UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Capital Growth Fund
	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 14.4%
Auto Components 0.8%
BorgWarner, Inc.* (a)	171,042	11,218,645
Hotels, Restaurants & Leisure 2.7%
McDonald's Corp.	167,982	14,871,447
Starwood Hotels & Resorts Worldwide, Inc.	272,557	14,456,423
Wynn Resorts Ltd.	81,079	8,409,514

		37,737,384
Media 1.9%
Comcast Corp. "A"	336,263	10,750,328
News Corp. "A" (a)	711,963	15,869,655

		26,619,983
Multiline Retail 0.9%
Dollar General Corp.* (a)	243,142	13,224,493
Specialty Retail 5.0%
Bed Bath & Beyond, Inc.* (a)	241,843	14,945,897
Dick's Sporting Goods, Inc. (a)	342,849	16,456,752
GNC Holdings, Inc. "A" (a)	217,245	8,516,004
Limited Brands, Inc. (a)	473,134	20,122,389
Sally Beauty Holdings, Inc.*	373,359	9,610,261

		69,651,303
Textiles, Apparel & Luxury Goods 3.1%
Coach, Inc. (a)	270,016	15,790,536
NIKE, Inc. "B"	324,388	28,474,778

		44,265,314
Consumer Staples 11.4%
Beverages 3.7%
Beam, Inc.	333,014	20,810,045
PepsiCo., Inc. (a)	436,214	30,822,881

		51,632,926
Food & Staples Retailing 6.1%
Costco Wholesale Corp.	404,809	38,456,855
Wal-Mart Stores, Inc. (a)	180,532	12,586,691
Whole Foods Market, Inc. (a)	363,846	34,681,801

		85,725,347
Food Products 1.6%
Kraft Foods, Inc. "A"	601,974	23,248,236
Energy 6.2%
Energy Equipment & Services 3.0%
National Oilwell Varco, Inc.	215,406	13,880,763
Oil States International, Inc.*	112,404	7,441,145
Schlumberger Ltd.	320,420	20,798,462

		42,120,370
Oil, Gas & Consumable Fuels 3.2%
Anadarko Petroleum Corp.	318,723	21,099,462
Concho Resources, Inc.*	69,205	5,890,730
EOG Resources, Inc.	195,328	17,601,006

		44,591,198
Financials 5.2%
Capital Markets 2.3%
Ameriprise Financial, Inc.	148,918	7,782,454
T. Rowe Price Group, Inc. (a)	388,003	24,428,669

		32,211,123
Consumer Finance 1.3%
Discover Financial Services	554,141	19,162,196
Real Estate Investment Trusts 1.6%
American Tower Corp. (REIT)	321,789	22,496,269
Health Care 12.3%
Biotechnology 5.5%
Celgene Corp.*	499,318	32,036,243
Cepheid, Inc.* (a)	338,361	15,141,655
Gilead Sciences, Inc.* (a)	428,082	21,952,045
Medivation, Inc.* (a)	55,240	5,048,936
Vertex Pharmaceuticals, Inc.*	60,063	3,358,723

		77,537,602
Health Care Equipment & Supplies 1.9%
CareFusion Corp.*	508,337	13,054,094
St. Jude Medical, Inc. (a)	336,077	13,412,833

		26,466,927
Health Care Providers & Services 3.8%
Express Scripts Holding Co.*	603,649	33,701,724
McKesson Corp. (a)	211,724	19,849,125

		53,550,849
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	297,739	15,455,631
Industrials 12.6%
Aerospace & Defense 1.3%
TransDigm Group, Inc.* (a)	129,743	17,424,485
Commercial Services & Supplies 0.8%
Stericycle, Inc.*	126,758	11,619,906
Electrical Equipment 3.2%
AMETEK, Inc.	400,999	20,013,860
Regal-Beloit Corp.	111,655	6,951,640
Roper Industries, Inc. (a)	179,987	17,743,119

		44,708,619
Industrial Conglomerates 2.2%
General Electric Co.	1,505,137	31,367,055
Machinery 3.7%
Dover Corp.	253,511	13,590,725
Navistar International Corp.* (a)	248,584	7,052,328
Parker Hannifin Corp. (a)	278,253	21,392,091
SPX Corp.	161,707	10,562,701

		52,597,845
Road & Rail 1.4%
Norfolk Southern Corp.	277,942	19,947,897
Information Technology 32.7%
Communications Equipment 3.6%
QUALCOMM, Inc.	906,489	50,473,308
Computers & Peripherals 13.3%
Apple, Inc.*	251,139	146,665,176
EMC Corp.* (a)	1,563,338	40,068,353

		186,733,529
Internet Software & Services 2.1%
Google, Inc. "A"*	50,735	29,429,852
IT Services 4.4%
Accenture PLC "A" (a)	487,211	29,276,509
International Business Machines Corp.	133,300	26,070,814
VeriFone Systems, Inc.*	212,871	7,043,901

		62,391,224
Semiconductors & Semiconductor Equipment 1.6%
Skyworks Solutions, Inc.*	336,601	9,212,769
Teradyne, Inc.* (a)	206,435	2,902,476
Texas Instruments, Inc.	372,446	10,685,476

		22,800,721
Software 7.7%
Check Point Software Technologies Ltd.* (a)	262,555	13,020,103
Citrix Systems, Inc.*	223,594	18,768,480
Microsoft Corp.	1,141,682	34,924,052
Oracle Corp.	1,216,754	36,137,594
Solera Holdings, Inc.	131,099	5,478,627

		108,328,856
Materials 3.7%
Chemicals 2.0%
Ecolab, Inc. (a)	292,122	20,019,121
Monsanto Co.	89,486	7,407,651

		27,426,772
Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.	539,591	18,383,865
Walter Energy, Inc.	130,975	5,783,856

		24,167,721
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	207,625	7,117,385

Total Common Stocks (Cost $1,117,956,489)		1,393,450,971
Convertible Preferred Stocks 0.1%
Industrials
United Technologies Corp., 7.5% * (Cost $839,800)	16,796	884,981
Securities Lending Collateral 20.6%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $290,190,604)	290,190,604	290,190,604
Cash Equivalents 3.1%
Central Cash Management Fund, 0.14% (b) (Cost $44,408,768)	44,408,768	44,408,768

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,453,395,661) †	122.8	1,728,935,324
Other Assets and Liabilities, Net	(22.8)	(321,181,419)

Net Assets	100.0	1,407,753,905

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,455,979,598.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $272,955,726.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $331,090,632 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $58,134,906.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2012 amounted to $293,692,261, which is 20.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,393,450,971	$—	$—	$1,393,450,971
Covertible Preferred Stocks	884,981	—	—	884,981
Short-Term Investments(d)	334,599,372	—	—	334,599,372
Total	$1,728,935,324	$—	$—	$1,728,935,324

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(d) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012